Credit Facilities - Summary Of Bank Debt (Detail) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Bank Debt Facilities
Current portion		$ 0	$ 0
Long-term portion		1,972,000	0
Gross bank debt outstanding		1,972,000	0
Less: unamortized debt issue costs	[1]	(2,718)	0
Net bank debt outstanding		1,969,282	0
Revolving Credit Facility [Member]
Disclosure Of Bank Debt Facilities
Current portion		0	0
Long-term portion		472,000	0
Gross bank debt outstanding		472,000	0
Less: unamortized debt issue costs	[1]	0	0
Net bank debt outstanding		472,000	$ 0
Term Loan [Member]
Disclosure Of Bank Debt Facilities
Current portion		0
Long-term portion		1,500,000
Gross bank debt outstanding		1,500,000
Less: unamortized debt issue costs	[1]	(2,718)
Net bank debt outstanding		$ 1,497,282

[1]	In addition to the $2.7 million unamortized debt issue costs associated with the Term Loan, there is $6.0 million (December 31, 2025 - $4.7 million) unamortized debt issue costs associated with the Revolving Credit Facility which have been recorded as a long-term asset under the classification Other (see Note 23).